SHARE-BASED PAYMENTS - Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year	Dec. 31, 2019 CAD ($) year
Share-based Payment Arrangements [Abstract]
Weighted average fair value at grant date	$ 3.82	$ 4.12
Weighted average expected volatility (percent)	36.61%	18.70%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	$ 2.52	$ 2.36
Expected forfeitures (percent)	6.90%	6.60%
Risk-free interest rate (based on government bonds)(percent)	0.50%	1.60%